Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Current and Deferred Taxes - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Current And Deferred Taxes Abstract
Current year	€ 88	€ (190)
Current tax expense	88	(190)
Origination and reversal of temporary differences	4,378	(3,453)	(1,033)
Recognition of previously unrecognized (derecognition of previously recognized) tax losses	(1,325)	1,071	620
Deferred tax (expense) income	3,053	(2,382)	(413)
Total	€ 3,141	€ (2,572)	€ (413)